Financial Risk and Fair Value Disclosures - Reconciliation for Fair Value Measurement in Level 3 Derivatives Financial Liabilities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	$ 186,580,294
Ending balance	201,834,635	$ 6,568,000	$ 186,580,294
Derivatives [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 3 [member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	2,380,599		0
Recognized in profit (loss)	(1,433,405)		360,494
Issuance			2,020,105
Derecognition	(508,797)
Ending balance	$ 438,397		$ 2,380,599